Client:	XXXX
Batch:	XXXX
Report Pulled:	5/19/2020 4:07:29 PM
Loan Count:	3

Fields Reviewed	Discrepancy Count	Percentage
Index Type	0	0.00%
Loan Purpose	0	0.00%
Origination/Note Date	2	66.67%
Originator Back-End DTI	1	33.33%
Property Type	0	0.00%
Subject Street Address	0	0.00%
Total Discrepancies:	3	100.00%

Client:	XXXX
Batch:	XXXX
Report Pulled:	5/19/2020 4:07:29 PM
Loan Count:	3

Audit ID	Loan Number	Borrower Last Name	Field	CADIEField	Tape Data	Review Data
6704316	XXXX	XXXX	Origination/Note Date	AH_OrigDate	XXXX	XXXX
6704315	XXXX	XXXX	Origination/Note Date	AH_OrigDate	XXXX	XXXX
6704315	XXXX	XXXX	Originator Back-End DTI	Mort_DTI	XXXX	XXXX